OPERATING LEASES	12 Months Ended
Jul. 31, 2023
Operating Leases
OPERATING LEASES

4. OPERATING LEASES:

Lessor

The Company leases office and retail space to tenants under operating leases in commercial buildings. The rental terms range from approximately 5 to 49 years. The leases provide for the payment of fixed base rent payable monthly in advance as well as reimbursements of real estate taxes and common area costs. The Company has elected to account for lease revenues and the reimbursements of common area costs as a single component included as rental income in our consolidated statements of operations.

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2023	2022
Base rent – fixed	$20,541,387	$19,534,802
Reimbursements of common area costs	936,438	839,950
Non-lease components (real estate taxes)	1,098,630	1,021,283
Rental income	$22,576,455	$21,396,035
	Years Ended July 31,
	2023	2022
Base rent – fixed
Company owned property	$13,856,697	$12,893,208
Leased property	6,684,690	6,641,594
	20,541,387	19,534,802
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,322,923	1,234,537
Leased property	712,145	626,696
	2,035,068	1,861,233
Total	$22,576,455	$21,396,035

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

Year Ended July 31,	Company Owned Property	Leased Property	Total
2024	$10,442,346	$4,076,156	$14,518,502
2025	8,960,152	3,137,292	12,097,444
2026	8,028,846	3,002,809	11,031,655
2027	6,906,617	2,860,024	9,766,641
2028	6,069,044	2,814,151	8,883,195
After 2028	25,835,446	5,617,784	31,453,230
Total	$66,242,451	$21,508,216	$87,750,667

Lessee

The Company’s real estate operations include leased properties under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2073, including options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements.

In July 2022, the Company entered into lease agreements with its landlord for two of its properties as follows:

(1)	Jamaica Avenue at 169th Street, Jamaica, New York - Giving the Company four five-year option periods to extend its lease beyond May 31, 2030 for a total of twenty years through May 31, 2050. In April 2023, the Company exercised the first five-year option period, extending the lease expiration date to May 31, 2035. The effect of the lease extension on the measurement of operating right-of-use assets, liabilities, and monthly rent expense follows:
	Jamaica Avenue at 169th Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Decrease in Monthly Rent Expense
Remeasurement change resulting from April 2023 lease extension	$1,201,952	$1,201,952	$(30,563)

As of July 31, 2023, it is not reasonably certain the remaining three options to extend the lease will be exercised by the Company.

(2)	504-506 Fulton Street, Brooklyn, New York – In July, 2022 the lease agreement was modified to increase monthly lease payments from $30,188 per month to $34,716 per month commencing on May 1, 2026 through April 30, 2031. The effect of the lease modification on the measurement of operating right-of-use assets, liabilities, and monthly rent expense follows:
	504-506 Fulton Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Increase in Monthly Rent Expense
Remeasurement change resulting from July 2022 lease modification	$94,412	$94,412	$2,563

The landlord is Weinstein Enterprises, Inc., an affiliated company principally owned by the Chairman of the Board of Directors who also principally owns the Company.

Operating lease costs for leased real property was exceeded by sublease rental income from the Company’s real estate operations as follows:

	Years Ended July 31,
	2023	2022
Sublease income	$7,396,835	$7,268,290
Operating lease cost	(3,239,348)	(3,333,406)
Excess of sublease income over lease cost	$4,157,487	$3,934,884
	Years Ended July 31,
	2023	2022
Other information:
Operating cash flows from operating leases	$2,132,945	$2,116,363

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2023:

Year ended July 31	Operating Leases
2024	$2,150,129
2025	2,167,284
2026	2,237,257
2027	2,328,731
2028	2,349,076
Thereafter	24,032,926
Total undiscounted cash flows	35,265,403
Less: present value discount	(8,753,291)
Total Lease Liabilities	$26,512,112

As of July 31, 2023, our operating leases had a weighted average remaining lease term of 16.59 years and a weighted average discount rate of 3.72%.